Filed under Rule 497(e) and Rule 497(k)

Registration No. 002-83631

VALIC Company I

Dividend Value Fund

(the “Fund”)

Supplement dated June 16, 2021 to the Summary Prospectuses and the Prospectuses of the Fund, each dated October 1, 2020, as supplemented to date

Effective immediately, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:

The section of the Summary Prospectus entitled “Investment Adviser-Portfolio Managers” is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Tony DeSpirito	2014	Managing Director and Portfolio Manager
David Zhao	2017	Managing Director and Portfolio Manager

The section of the Prospectus entitled “Management-Investment Subadvisers-BlackRock Investment Management, LLC (“BlackRock”)” is deleted in its entirety and replaced with the following:

BlackRock Investment Management, LLC (“BlackRock”)

1 University Square Drive, Princeton, NJ 08540

BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc. BlackRock and its affiliates offer a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the U.S. and in non-U.S. markets. As of June 30, 2020, the assets under management of BlackRock, Inc. (including its subsidiaries) were $7.3 trillion.

The Core Equity Fund is managed by BlackRock’s U.S. Income & Value Team.

Todd Burnside, Director, is a member of the Fundamental Active Equity division of BlackRock’s Active Equities Group. Mr. Burnside is a portfolio manager on the US Income & Value Team. Previously, he had responsibility for fundamental research coverage of US large cap equities, with a focus on the Consumer Discretionary, Financials and Telecommunications sectors. Mr. Burnside joined BlackRock in 2008. Previously, he was an analyst with Morgan Stanley Investment Management from 2003 to 2008, where he was responsible for covering US large cap industrials and consumer stocks. Prior to that, he was a software equity analyst with Prudential Securities from 1999 to 2001. He began his career as an analyst with Nasdaq-Amex in 1997. Mr. Burnside earned a BS degree in Finance from Penn State University in 1997 and an MBA degree in Finance from New York University in 2003.

Joseph Wolfe, CFA, CQF, FRM, Director is a member of the Fundamental Active Equity division of BlackRock’s Active Equities Group. Mr. Wolfe is a portfolio manager on the US Income & Value Team. Previously, he was the Lead Quantitative Analyst for the Large Cap Series Team. Prior to this role, he served as the head of the Quantitative Alpha Research Group. Before joining BlackRock in 2012, Mr. Wolfe was the head of Quantitative Active Research at Northern Trust in Chicago where he directed quantitative research across the active equity teams, developed ETF strategies for FlexShares and co-managed several active mutual funds. Prior to joining Northern Trust in 2005, Mr. Wolfe was a senior quantitative analyst for the State Teachers Retirement System of Ohio where he co-managed several quantitative strategies and served as a risk manager. Mr. Wolfe earned a BS degree in Economics from Slippery Rock University and holds advanced degrees in Economics from Kent State University and the Ohio State University. He is also a Chartered Financial Analyst and Certified Financial Risk Manager, and has obtained his Certificate in Quantitative Finance.

A portion of the assets of the Dividend Value Fund is managed by a team of BlackRock portfolio managers comprised of Tony DeSpirito and David Zhao. Mr. DeSpirito is a Managing Director and portfolio manager at BlackRock. Prior to joining BlackRock in 2014, he was Managing Principal, a portfolio manager and member of the Executive Committee of Pzena Investment Management for 5 years. Mr. Zhao is a Managing Director and portfolio manager at BlackRock. Prior to joining BlackRock in 2016, he was Global Equity Senior Research Analyst and Principal at Pzena Investment Management for 11 years.

A portion of the assets of the Growth Fund is managed by Lawrence Kemp, CFA and Philip H. Ruvinsky, CFA.

Lawrence Kemp, CFA is a Managing Director and portfolio manager, and is head of BlackRock’s Fundamental Large Cap Growth team. He is a member of the Fundamental Equity platform within the Fundamental Equity division of BlackRock’s Alpha Strategies Group. Prior to joining BlackRock, Mr. Kemp was at UBS Global Asset Management, where he managed the Laudus Growth Investors U.S. Large Cap Select Growth Fund (LGILX), as well as both diversified and concentrated U.S. large cap growth institutional equity portfolios against the Russell 1000 Growth and S&P 500 indexes. Mr. Kemp joined the Growth Equity team at UBS Global Asset Management in 2001, but his tenure with the firm dated back to 1992. He held various roles including chief investment strategist, co-head of fixed income and global head of high yield research. Mr. Kemp holds a BA from Stanford University and an MBA from the University of Chicago.

Philip H. Ruvinsky, CFA, Managing Director, is a member of the Fundamental Equity division of BlackRock’s Alpha Strategies Group. He is the portfolio manager of the Blackrock Mid-Cap Growth Equity Fund and a co-PM on BlackRock’s large cap growth strategies. Prior to joining BlackRock in 2013, Mr. Ruvinsky was a sector head and research analyst at Sureview Capital LLC from 2010 to 2013, where he was the sector head for the global internet, media and telecom sectors. He began his investment career with UBS Global Asset Management in 2002 where, most recently, he was a portfolio manager and investment analyst with primary research responsibility for internet, consumer and health care sectors. Mr. Ruvinsky started his career as an attorney for Skaden, Arps, Slate, Meagher & Flom. Mr. Ruvinsky received a BA degree in economics from the University of Texas, a JD degree from the University of Michigan Law School and an MBA degree from Columbia Business School.

Capitalized terms used in this Supplement shall, unless otherwise defined herein, have the same meaning as given in the Prospectus and/or SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rule 497(e)

Registration No. 002-83631

VALIC Company I

Dividend Value Fund

(the “Fund”)

Supplement dated June 16, 2021 to the Statement of Additional Information

(“SAI”) of the Fund, dated October 1, 2020, as supplemented to date

Effective immediately, the following changes are made to the Fund’s SAI:

The section entitled “Portfolio Managers— Other Accounts” is revised as follows:

The sub-section entitled “Dividend Value Fund—BlackRock” is deleted in its entirety and replaced with the following:

Fund	Advisers/ Subadviser	Portfolio Manager	Other Accounts (As of April 30, 2021)
			Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
			No. of Accounts	Assets ($ millions)	No. of Accounts	Assets ($ millions)	No. of Accounts	Assets ($ millions)
Dividend Value Fund	BlackRock	DeSpirito, Tony Zhao, David	10 10	26.09 Billion 26.09 Billion	8 8	3.39 Billion 3.39 Billion	4 4	688.6 688.6

The sub-section entitled “BlackRock- Discretionary Incentive Compensation” is deleted in its entirety and replaced with the following:

Discretionary Incentive Compensation

Generally, discretionary incentive compensation for Fundamental Equities portfolio managers is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program is based on team revenue and pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, as applicable. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks or rankings against which the performance of funds and other accounts managed by each portfolio management team is compared and the period of time over which performance is evaluated. With respect to these portfolio managers, such benchmarks for the Funds and other accounts are:

Portfolio Manager	Benchmarks

Todd Burnside Tony DeSpirito Joseph Wolfe David Zhao	50% SNP500NR2/50% SP5100OW Index; FTSE United States in GBP; MSCI All Country (AC) Americas Index; Russell 1000 Index (GBP); Russell 1000 Index (Gross Total Return); Russell 1000 Value Index (Total Return); Russell 1000 Value Index TR in GBP; Russell 1000 Value TR Customized Index Performance Benchmark JPY;

Russell 1000, expressed in EUR; Russell MidCap Value Index; S&P 500 Net Dividends Reinvested Index (Net USD); S&P United States MidSmallCap Index; S&P US MidSmallCap Index (GBP)

Lawrence Kemp Philip H. Ruvinsky	Russell 1000 Growth Custom Index; Russell 1000 Growth Index; Russell MidCap Growth Index; S&P 500 Index

A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, technology and innovation. These factors are considered collectively by BlackRock management and the relevant Chief Investment Officers.

Capitalized terms used in this Supplement shall, unless otherwise defined herein, have the same meaning as given in the Prospectus and/or SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.